Amounts receivable and prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2024
Amounts receivable and prepaid expenses
Schedule of amounts receivable and prepaid expenses

As at December 31	2024	2023
Royalty receivables	$16,022	$11,655
Prepaid expenses	664	1,190
Value added tax recoverable	267	228
Other receivables	—	652
Total amounts receivable and prepaid expenses	$16,953	$13,725